Consolidated Statements Of Cash Flows (Schedule Of Funds Flow From Continuing Operations) (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2021	Feb. 29, 2020
Consolidated Statements of Cash Flows [Abstract]
Net income from continuing operations	$ 217,000,000	$ 167,000,000	$ 380,000,000	$ 329,000,000
Adjustments to reconcile net income to funds flow from operations:
Amortization	303,000,000	301,000,000	609,000,000	605,000,000
Deferred income tax expense	31,000,000	22,000,000	53,000,000	34,000,000
Share-based compensation	1,000,000	1,000,000	1,000,000	1,000,000
Defined benefit pension plans	3,000,000	3,000,000	3,000,000	1,000,000
Net change in contract asset balances	13,000,000	(17,000,000)	8,000,000	(45,000,000)
Fair value adjustments for private investments	(27,000,000)	0	(27,000,000)	0
Gain on disposal of fixed assets	0	0	0	0
Other	(2,000,000)	19,000,000	0	21,000,000
Funds flow from continuing operations	$ 539,000,000	$ 496,000,000	$ 1,027,000,000	$ 946,000,000